Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 5		$ 58,780	$ (2,414)	$ (47,181)	$ 9,190
Balance, shares at Dec. 31, 2023	5,912,223
Share-based compensation			190			190
Net loss					(5,237)	(5,237)
Other comprehensive gain (loss)				(106)		(106)
Public offering of shares, net of issuance costs of $ 148	$ 5		7,550			7,555
Public offering of shares, net of issuance costs, shares	6,153,892
Reclassification of liability classified share-based compensation awards to equity			302			302
Balance at Jun. 30, 2024	$ 10		66,822	(2,520)	(52,418)	11,894
Balance, shares at Jun. 30, 2024	12,066,155
Balance at Dec. 31, 2024	$ 10		67,026	(2,147)	(58,171)	6,718
Balance, shares at Dec. 31, 2024	12,105,496
Issuance of shares according to the SEPA		[1]	34			34
Issuance of shares according to the SEPA, shares	39,508
Share-based compensation			59			59
Net loss					(7,045)	(7,045)
Other comprehensive gain (loss)				88		88
Balance at Jun. 30, 2025	$ 10		$ 67,119	$ (2,059)	$ (65,216)	$ (146)
Balance, shares at Jun. 30, 2025	12,145,004

[1]	represents less than $1 thousand